Financial Instruments and Risk Management (Hierarchy of Fair Value) (Details) - Level 2 [Member] - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments [Line Items]
Derivatives designated as economic hedge, net	$ 39	$ (25)
Derivatives designated as cash flow hedge, net	1	9
Total	$ 40	$ (16)